Intangible assets, net - Schedule of Intangible assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Amortized intangible assets with finite lives:
Intangible assets, net	¥ 3,425	$ 482	¥ 0
Trademarks [Member]
Amortized intangible assets with finite lives:
Cost: Trademarks	3,425		0
Less: Accumulated depreciation and amortization	0		0
Intangible assets, net	¥ 3,425		¥ 0